PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

CLOSED-END FUNDS - 39.7%	Shares	Value
Apax Global Alpha Ltd.	280,574	$740,210
HarbourVest Global Private Equity Ltd. (a)	43,929	1,168,541
HBM Healthcare Investments AG (a)	1,652	570,010
HgCapital Trust plc	198,661	828,252
ICG Enterprise Trust plc	56,728	742,870
Pantheon International plc (a)	19,600	671,141
Princess Private Equity Holding Ltd.	47,828	687,613
Standard Life Private Equity Trust plc	155,179	844,240
Syncona Ltd. (a)	116,590	415,960
TOTAL CLOSED-END FUNDS (Cost $5,835,699)		$6,668,837

COMMON STOCKS - 20.3%	Shares	Value
FINANCIALS - 20.3%
ASSET MANAGEMENT - 20.3%
3i Group plc	65,097	$1,030,434
AURELIUS Equity Opportunities SE & Company KGaA (a)	32,912	700,692
Onex Corporation	14,306	820,405
Owl Rock Capital Corporation	28,150	356,379
Wendel SE	4,103	491,733
TOTAL COMMON STOCKS (Cost $2,936,466)		$3,399,643

TOTAL INVESTMENTS AT VALUE - 60.0% (Cost $8,772,165)		$10,068,480

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		6,710,029

NET ASSETS - 100.0%		$16,778,509

(a)	Non-income producing security.

AG – Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

KGaA – Kommanditgesellschaft Auf Aktien is a German corporate designation standing for partnership limited by shares.

plc – public limited company

SE – Societas Europaea is a European publice company.